INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Changes in valuation allowance	$ 14,000	$ 203,400	$ 121,900
Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards	3,000,000
Canadian oil and gas dedication pools	$ 7,100,000